Convertible Preferred Stock	12 Months Ended
Dec. 31, 2023
Temporary Equity Disclosure [Abstract]
Convertible Preferred Stock
9. Convertible Preferred Stock
In July 2018, the Company entered into a Series A and
A-1
Preferred Stock Purchase Agreement and issued 10,000,000 shares of Series A
p
referred
s
tock at a price of $1.00 per share less issuance costs of $100 thousand for total net proceeds of $9.9 million. The Company also issued 6,500,000 shares of Series A1 preferred stock for the conversion of financial instruments that had been previously issued during the years ended December 31, 2018 and 2017.
In connection with the initial issuance of the Series A preferred stock, the holders received the right to purchase, and the Company the obligation to sell, an additional 31,000,000 shares of Series A preferred stock at the same purchase price as the initial closing upon achieving certain milestones. The specified milestones could be waived upon written consent of the holders of a majority of the shares of Series A preferred stock. The Company determined that the tranche rights did not meet the definition of a freestanding financial instrument because they are not legally detachable. Further, the Company determined that the tranche rights do not meet the definition of an embedded derivative that require bifurcation from the equity instrument.
In August 2019, the Company issued 3,000,000 shares of Series A preferred stock at a price of $1.00 per share less issuance costs of $30 thousand for net proceeds of $2.97 million upon the achievement of specified milestones. In September 2019, the Company issued 28,000,000 shares of Series A preferred stock at a price of $1.00 per share less issuance costs of $40 thousand for net proceeds of $27.96 million upon the receipt of a waiver of the final milestones being met.
In September 2019, the Company issued 6,628,788 Series A preferred shares in association with the purchase of a license agreement with BMS as further described in Note 7.
On August 31, 2020, the Company entered into a Series B Preferred Stock Purchase Agreement and issued 34,636,767 shares of Series B
p
referred
s
tock at a price of $1.0971 per share less issuance costs of $100 thousand for total net proceeds of $37.9 million.
In connection with the initial issuance of the Series B preferred stock, the holders received the right to purchase, and the Company the obligation to sell, an additional 17,318,383 shares of Series B preferred stock at the same purchase price as the initial closing upon achieving certain milestones. The specified milestones could be waived upon written consent of the holders of a majority of the shares of Series B preferred stock. The Company also had the right to issue additional shares of Series B
p
referred
s
tock to new investors if the agreement was reached before December 31, 2020, a portion of which would be issued immediately and a portion upon achieving the specified milestones. The Company determined that the tranche rights did not meet the definition of a freestanding financial instrument because they are not legally detachable. Further, the Company determined that the tranche rights do not meet the definition of an embedded derivative that require bifurcation from the equity instrument.

On October 15, 2020, the Company issued an additional 1,822,987 shares of Series B
p
referred
s
tock to new investors at a purchase price of $1.0971 per share for total net proceeds of $2.0 million.
In November and December of 2021, the Company issued 18,229,873 shares of Series B
p
referred stock at a purchase price of $1.0971 per share less issuance cost of $10 thousand for total net proceeds of $20.0 million upon the achievement of the specified milestones.
The Series A
p
referred stock, the Series
A-1
preferred stock and the Series B preferred stock, (together the Preferred Stock) have the following rights and preferences:
Voting Rights
The holders of the Preferred Stock are entitled to vote, together with the holders of common stock, on all matters submitted to stockholders for a vote. Each holder of outstanding shares of Preferred Stock shall be entitled to cast the number of votes equal to the number of shares of common stock into which the shares of Preferred Stock held by such holder are convertible at the time of such vote.
Except as provided by law or by the other provisions of the Company’s Second Amended and Restated Certificate of Incorporation, holders of Preferred Stock vote together with the holders of common stock as a single class and on an as-converted to Common Stock basis.
The holders of record of the shares of Series B
p
referred
s
tock, exclusively and as a separate class, are entitled to elect two directors of the Company (the Series B Preferred Directors); the holders of record of the shares of Series A
p
referred
s
tock, exclusively and as a separate class, are entitled to elect three directors of the Company (the Series A Preferred Directors and together with the Series B Directors, the Preferred Directors).
Conversion
Each share of Preferred Stock is convertible, at the option of the holder, at any time, and without the payment of additional consideration, into such number of fully paid and non-assessable
shares of common stock as is determined by dividing the Applicable Preferred Stock Original Issue Price (as defined below) by the Applicable Preferred Stock Conversion Price (as defined below) in effect at the time of conversion.
The Applicable Preferred Stock Original Issue Price is $1.00 per Series A share, $0.885 per Series A1 share and $1.0971 per Series B share, subject to appropriate adjustment in the event of any stock dividend, stock split, combination, or other similar recapitalization with respect to the Preferred Stock. The Applicable Preferred Stock Conversion Price is initially $1.00 for Series A, $0.885 for Series A1 and $1.0971 for Series B, subject to appropriate adjustment in the event of any stock dividend, stock split, combination, or other similar recapitalization and other adjustments, as set forth in the Company’s Second Amended and Restated Certificate of Incorporation.
Each share of Preferred Stock will automatically convert into shares of common stock at the then effective conversion ratio (i) upon an initial public offering of the Company’s common stock, provided that such offering results in at least $50 million of gross proceeds, after deducting the underwriting discount and commissions, to the Company or (ii) upon the vote or written consent of the holders of a majority of the outstanding shares of Preferred Stock.
On March 25, 2024, immediately prior to completing the Merger, all classes of convertible Preferred Stock of Q32 were converted to Q32 common stock. The Series A convertible preferred stock converted to 47,628,788 shares of Q32 common stock, the Series A-1 convertible preferred stock converted to 6,500,000 shares of Q32 common stock and the Series B convertible preferred stock converted to 54,689,627 shares of Q32 common stock. The conversion of the Q32 preferred stock into shares of Q32 common stock results in an increase of $11 thousand to Common stock and an increase of $111.4 million to additional paid-in-capital immediately prior to completing the Merger.

Dividends
The Company may not declare, pay or set aside any dividends on any other class or series of stock of the Company, other than dividends on common stock payable in common stock, unless the holders of the Preferred Stock first receive, or simultaneously receive, a dividend on each outstanding Preferred Stock of an amount equal to six percent (6%) of the applicable preferred stock original issue price (as defined below) per share of such series of Preferred Stock (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to such series of Preferred Stock). Dividends are non-cumulative.
No cash dividends were declared or paid during the years ended December 31, 2023 or 2022.
Liquidation Preference
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or Deemed Liquidation Event (as defined below), the holders of shares of Preferred Stock then outstanding shall be entitled, on a pari passu basis, to be paid out of the assets of the Company available for distribution to its stockholders before any payment will be made to the holders of common stock by reason of their ownership thereof, an amount per share equal to with respect to the Series A, A1 and B preferred stock, one times the original issue price, plus any dividends declared but unpaid. If upon any such liquidation, dissolution or winding up of the Company or Deemed Liquidation Event, the assets of the Company available for distribution to its stockholders shall be insufficient to pay the holders of shares of Preferred Stock the full amount to which they shall be entitled, the holders of the shares of Preferred Stock shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.
After the payment of all preferential amounts required to be paid to the holders of shares of Preferred Stock, the remaining assets of the Company available for distribution to its stockholders will be distributed among the holders of the shares of Series A, A1 and B preferred stock, and common stock, pro rata based on the number of shares held by each such holder, treating for the purpose all such securities as if they had been converted to common stock. Unless the holders of a majority of the Preferred Stock, voting together as a single class, elect otherwise, a Deemed Liquidation Event shall include (i) a merger or consolidation (other than one in which stockholders of the Company own a majority by voting power of the outstanding shares of the surviving or acquiring corporation) or (ii) a sale, lease, transfer, exclusive license, or other disposition of substantially all of the assets of the Company.
Redemption
The Preferred Stock is not redeemable at the option of the holders thereof. However, the Preferred Stock is redeemable upon the occurrence of certain contingent events, unless otherwise determined by the holders.
As it relates to the payment upon the occurrence of a contingent event, the Company evaluated the Preferred Stock in accordance with the guidance in FASB ASC Topic 480,
Distinguishing Liabilities from Equity
, and determined that the payment upon the occurrence of a contingent event is not solely within its control and accordingly classified the Preferred Stock in temporary equity. The Preferred Stock is not currently redeemable, nor is it currently probable that the instruments will become redeemable, and therefore the instruments are not accreted to redemption value.